Revenue from Contracts with Customers - Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenues	$ 627	$ 658	$ 1,239	$ 1,339	$ 2,879	$ 2,778	$ 2,714
Intersegment Sales
Disaggregation of Revenue [Line Items]
Total revenues	(4)	(4)	(6)	(7)	(20)	(14)	(13)
ASC | Prime contractor
Disaggregation of Revenue [Line Items]
Total revenues	216	279	448	555
ASC | Subcontractor
Disaggregation of Revenue [Line Items]
Total revenues	225	206	387	409
ASC | Firm Fixed Price
Disaggregation of Revenue [Line Items]
Total revenues	394	419	736	845
ASC | Flexibly Priced
Disaggregation of Revenue [Line Items]
Total revenues	47	66	99	119
ASC | Intersegment Sales
Disaggregation of Revenue [Line Items]
Total revenues	3	4	5	7
ASC | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	444	489	840	971
IMS | Prime contractor
Disaggregation of Revenue [Line Items]
Total revenues	36	42	69	86	174	283	442
IMS | Subcontractor
Disaggregation of Revenue [Line Items]
Total revenues	150	132	335	289	784	550	474
IMS | Firm Fixed Price
Disaggregation of Revenue [Line Items]
Total revenues	154	146	347	316	831	692	763
IMS | Flexibly Priced
Disaggregation of Revenue [Line Items]
Total revenues	32	28	57	59	127	141	153
IMS | Intersegment Sales
Disaggregation of Revenue [Line Items]
Total revenues	1	0	1	0	1	1	1
IMS | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	187	174	405	375	959	834	917
United States | ASC
Disaggregation of Revenue [Line Items]
Total revenues	367	457	739	901
United States | IMS
Disaggregation of Revenue [Line Items]
Total revenues	178	160	390	349	913	792	895
International | ASC
Disaggregation of Revenue [Line Items]
Total revenues	74	28	96	63
International | IMS
Disaggregation of Revenue [Line Items]
Total revenues	$ 8	$ 14	$ 14	$ 26	$ 45	$ 41	$ 21